UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Ridge Capital Management, LLC

Address:  747 Third Avenue
          33rd Floor
          New York, NY  10017

13F File Number: 28-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher Coneely
Title:  Chief Financial Officer of the Funds
Phone:  (212) 821-1485


Signature, Place and Date of Signing:

/s/ Christopher Coneely           New York, NY                August 13, 2003
-----------------------          --------------              -----------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      None

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total: $862,276
                                        (thousands)


List of Other Included Managers:  NONE

                           FORM 13F INFORMATION TABLE

       COLUMN 1        COLUMN  2     COLUMN 3  COLUMN 4           COLUMN 5        COLUMN 6  COLUMN 7               COLUMN 8
                         Title                  Market
                          of                    Value      Shares/    Sh/   Put/  Invstmt    Other            Voting Authority
     Name of Issuer      Class       CUSIP    (x $1000)    Prn Amt.   Prn   Call  Discretn  Managers     Sole       Shared     None
------------------------------------------------------------------------------------------------------------------------------------
Aetna Inc.                COM        00817y108     7,134      118,500   SH          Sole      None        118,500      0        0
Agere Systems Inc.        COM        00845v100    12,554    5,388,100   SH          Sole      None      5,388,100      0        0
Apria Healthcare          CL A       037933108    35,098    1,410,700   SH          Sole      None      1,410,700      0        0
Ashland Inc.              COM        044204105    40,488    1,319,700   SH          Sole      None      1,319,700      0        0
Boeing Company            COM        097023105    18,447      537,500   SH          Sole      None        537,500      0        0
Boise Cascade Corp.       COM        097383103    10,583      442,800   SH          Sole      None        442,800      0        0
Brunswick Corp.           COM        117043109    32,926    1,316,000   SH          Sole      None      1,316,000      0        0
CIT Group Inc.            COM        125581108    18,268      741,100   SH          Sole      None        741,100      0        0
Cendant Corp.             COM        151313103    20,738    1,132,000   SH          Sole      None      1,132,000      0        0
Circuit City              COM        172737108    30,769    3,496,500   SH          Sole      None      3,496,500      0        0
Citigroup Inc.            COM        172967101     7,982      186,500   SH          Sole      None        186,500      0        0
Commscope, Inc.           COM        203372107    14,396    1,515,400   SH          Sole      None      1,515,400      0        0
Computer Associates       COM        204912109    19,176      860,700   SH          Sole      None        860,700      0        0
Crane Corp.               COM        224399105     8,706      384,700   SH          Sole      None        384,700      0        0
Devon Energy Corp         COM        25179m103    11,750      220,036   SH          Sole      None        220,036      0        0
Enterasys Networks Inc.   COM        293637104    33,489   11,052,600   SH          Sole      None     11,052,600      0        0
Federated Dept Stores     COM        31410H101    25,906      703,000   SH          Sole      None        703,000      0        0
Fleet Boston Financial    COM        339030108    13,367      449,900   SH          Sole      None        449,900      0        0
Freddie Mac               COM        313400301    20,029      394,500   SH          Sole      None        394,500      0        0
Georgia Pacific Corp.     COM        373298108    31,480    1,661,200   SH          Sole      None      1,661,200      0        0
Global Santa Fe Corp.     SHS        g3930e101    19,632      841,139   SH          Sole      None        841,139      0        0
Goodrich                  COM        382388106    16,233      773,000   SH          Sole      None        773,000      0        0
Handleman Company         COM        410252100    26,378    1,648,600   SH          Sole      None      1,648,600      0        0
Inamed Corp.              COM        453235103    30,149      564,900   SH          Sole      None        564,900      0        0
Interstate Bakeries       COM        46072h108    12,320      970,100   SH          Sole      None        970,100      0        0
Jones Apparel             COM        480074103    20,643      705,500   SH          Sole      None        705,500      0        0
Kellwood Company          COM        488044108    39,904    1,261,600   SH          Sole      None      1,261,600      0        0
Louisiana-Pacific         COM        546347105    10,411      960,400   SH          Sole      None        960,400      0        0
Moore Wallace Inc.        COM        615857109    35,771    2,436,700   SH          Sole      None      2,436,700      0        0
P G & E Corp.             COM        69331c108    21,332    1,008,600   SH          Sole      None      1,008,600      0        0
Pioneer Stand. Elec.      COM        723877106     9,556    1,130,900   SH          Sole      None      1,130,900      0        0
Polo Ralph Lauren Corp.   CL A       731572103    16,573      642,600   SH          Sole      None        642,600      0        0
Preacis Pharmaceuticals   COM        739421105     7,332    1,496,400   SH          Sole      None      1,496,400      0        0
Sappi Ltd. ADRs           SPON ADR   803069202    26,646    2,157,600   SH          Sole      None      2,157,600      0        0
Saxon Capital Inc.        COM        80556p302    18,833    1,089,900   SH          Sole      None      1,089,900      0        0
Solectron Corp.           COM        834182107    22,808    6,098,300   SH          Sole      None      6,098,300      0        0
Tenet Healthcare Corp.    COM        88033g100    13,339    1,145,000   SH          Sole      None      1,145,000      0        0
Travelers Property  Cl A  CL A       89420g109    19,529    1,228,241   SH          Sole      None      1,228,241      0        0
US Steel                  COM        912909108    10,853      663,000   SH          Sole      None        663,000      0        0
UnionBanCal Corp          COM        908906100     8,626      208,500   SH          Sole      None        208,500      0        0
Unum Provident            COM        91529Y106    15,790    1,177,500   SH          Sole      None      1,177,500      0        0
Washington Group Int'l.   COM        938862208    22,408    1,020,400   SH          Sole      None      1,020,400      0        0
Aetna Inc.                COM        00817Y108     7,134      118,500        PUT    Sole      None        118,500      0        0
Computer Associates       COM        204912109     2,228      100,000        PUT    Sole      None        100,000      0        0
Cendant Corp.             COM        151313103     4,232      231,000        PUT    Sole      None        231,000      0        0
CIT Group Inc.            COM        125581108     3,698      150,000        PUT    Sole      None        150,000      0        0
Georgia Pacific Corp.     COM        373298108     5,685      300,000        CALL   Sole      None        300,000      0        0
Georgia Pacific Corp.     COM        373298108       948       50,000        CALL   Sole      None         50,000      0        0
                                   ---------------------
                                                 862,276
                                   =====================

03563.0004 #422430